Statements of Consolidated Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Income Statement [Abstract]
Net Sales	$ 14,861	[1]	$ 13,504	[1]	$ 11,822	[1]
Cost of goods sold	7,208		6,459		5,743
Gross Profit	7,653		7,045		6,079
Operating Expenses:
Selling, general and administrative expenses	2,550		2,390		2,190
Research and development expenses	1,533		1,517		1,386
Restructuring charges, net	0		(10)		1
Total Operating Expenses	4,083		3,897		3,577
Income from Operations	3,570		3,148		2,502
Interest expense	172		191		162
Interest income	(92)		(77)		(74)
Other expense, net	61		46		40
Income from Continuing Operations Before Income Taxes	3,429		2,988		2,374
Income tax provision	915		901		717
Income from Continuing Operations Including Portion Attributable to Noncontrolling Interest	2,514		2,087		1,657
Discontinued Operations:
Income from operations of discontinued businesses	17		10		3
Income tax provision	6		4		1
Income on Discontinued Operations	11		6		2
Net Income	2,525		2,093		1,659
Less: Net income attributable to noncontrolling interest	43		48		52
Net Income Attributable to Monsanto Company	2,482		2,045		1,607
Amounts Attributable to Monsanto Company:
Income from continuing operations	2,471		2,039		1,605
Income on discontinued operations	11		6		2
Net Income Attributable to Monsanto Company	$ 2,482		$ 2,045		$ 1,607
Basic Earnings per Share Attributable to Monsanto Company:
Income from continuing operations (in dollars per share)	$ 4.63	[2]	$ 3.82	[2]	$ 2.99
Income on discontinued operations (in dollars per share)	$ 0.02	[2]	$ 0.01	[2]	$ 0.01
Net Income Attributable to Monsanto Company (in dollars per share)	$ 4.65	[2]	$ 3.83	[2]	$ 3.00
Diluted Earnings per Share Attributable to Monsanto Company:
Income from continuing operations (in dollars per share)	$ 4.58	[2]	$ 3.78	[2]	$ 2.96
Income on discontinued operations (in dollars per share)	$ 0.02	[2]	$ 0.01	[2]	$ 0.00
Net Income Attributable to Monsanto Company (in dollars per share)	$ 4.60	[2]	$ 3.79	[2]	$ 2.96
Weighted Average Shares Outstanding:
Basic (in shares)	533.7		534.1		536.5
Diluted (in shares)	539.7		540.2		542.4

[1]	Represents net sales from continuing operations.
[2]	Because Monsanto reported a loss from continuing operations in the fourth quarter 2013 and 2012, generally accepted accounting principles require diluted loss per share to be calculated using weighted-average common shares outstanding, excluding common stock equivalents. As a result, the quarterly earnings (loss) per share may not total to the full-year amount.